Note 4 - Leases - Maturities of Operating and Finance Lease (Details)	Mar. 31, 2022 USD ($)
Fiscal 2023, operating lease	$ 58,536
Fiscal 2023, finance leases	108,892
Fiscal 2024, operating lease	58,536
Fiscal 2024, finance leases	108,892
Fiscal 2025, operating lease	4,878
Fiscal 2025, finance leases	54,445
Fiscal 2026, operating lease	0
Fiscal 2026, finance leases	0
Fiscal 2027, operating lease	0
Fiscal 2027, finance leases	0
Operating lease, Total undiscounted lease payments	121,950
Finance lease, Total undiscounted lease payments	272,229
Operating lease, Less: imputed interest	(8,782)
Finance lease, Less: imputed interest	(6,671)
Present value of lease liability, finance lease	265,558
Accrued Expense and Other Noncurrent Liabilities [Member]
Present value of lease liability, operating lease	$ 113,168